Invested and working capital, Right of Use Asset (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Right of Use Asset [Abstract]
Right of use asset	$ 356	$ 309
Reconciliation of the movement [Abstract]
Opening balance	309	322
Additions	281	230
Disposals	0	(177)
Amortisation expense	(234)	(45)
Foreign exchange translation difference	0	(21)
Closing balance	356	309
At Cost [Member]
Right of Use Asset [Abstract]
Right of use asset	511	465
Reconciliation of the movement [Abstract]
Opening balance	465
Closing balance	511	465
Accumulated Amortisation [Member]
Right of Use Asset [Abstract]
Right of use asset	(155)	(156)
Reconciliation of the movement [Abstract]
Opening balance	(156)
Closing balance	$ (155)	$ (156)